Share Capital/Treasury Shares - Summary of Share Capital (Detail) - USD ($)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	4,443,435			4,443,435
Value of shares authorized	44			44
Number of shares issued and fully paid	3,932,521			4,018,042
Value of shares issued and fully paid	$ 40,000			$ 41,000
Exercise of share options, Shares				85,521
Par value per share				$ 0.01
Exercise of share options, Value				$ 1,000
Ordinary Shares [Member] | Business combinations [member]
Disclosure of classes of share capital [line items]
Number of shares authorised		130,000,000
Value of shares authorized		1,300
Number of shares issued and fully paid	281,972	1,102,792	895,051	288,102
Value of shares issued and fully paid		$ 11	$ 9	$ 3
Exercise of share options, Shares		468	624	6,130
Par value per share		$ 0.01	$ 0.01	$ 0.01
Business combination, net of redemptions			33,127
Shares issued to PIPE Investors, net of transaction costs		191,667
Value of shares issued to PIPE Investors, net of transaction costs		$ 2
Shares issued to employees for compensation		14,913
Shares issued to board members for board fees		693
Post-Closing Apollomics Ordinary Shares [Member] | Business combinations [member]
Disclosure of classes of share capital [line items]
Par value per share			$ 0.01
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares			544,210
Value of conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares			$ 6
Post-closing Apollomics Class B Ordinary Shares [Member] | Business combinations [member]
Disclosure of classes of share capital [line items]
Par value per share			$ 0.01
Post-closing Apollomics Class B Ordinary Shares issued to PIPE Investors, net of transaction costs			2,300
post-closing Apollomics Series A Preferred Shares [Member] | Business combinations [member]
Disclosure of classes of share capital [line items]
Par value per share			$ 0.01
Issuance of post-closing Apollomics Class A Ordinary Shares upon the conversion of post-closing Apollomics Series A Preferred Shares			26,688